Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, $0.001 par value per share
Amount Registered | shares	3,571,429
Proposed Maximum Offering Price per Unit	3.93
Maximum Aggregate Offering Price	$ 14,035,716.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,938.33
Offering Note	The offering reflects the number of shares of common stock that the selling shareholders may offer for resale from time to time pursuant to this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional number of shares of common stock issuable upon stock splits, stock dividends, dividends or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement.

The aggregate offering price is calculated in accordance with Rule 457(c) under the Securities Act of 1933 based on a per share price of $3.93, the average of the high and low reported sales prices of the registrant’s common stock on the OTC Markets OTCID on July 24, 2026.